Consolidated statement of cash flows R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Cash flows from operating activities
Profit before taxes	R$ 2,843,667	R$ 1,474,652	R$ 555,987
Adjustments for:
Depreciation, amortization and impairment	2,061,344	1,938,393	1,735,332
Lease and concession	199,405	193,252	193,637
Interest in earnings of associates	(51,473)	(17,162)	4,440
Interest in earnings of joint ventures	(946,282)	(985,090)	(1,570,132)
Loss on disposals assets	684	43,068	24,006
Share-based payment	55,246	52,016	11,621
Legal proceedings provision	113,829	172,351	97,435
Indexation charges, interest and exchange, net	1,819,710	2,861,772	3,188,277
Provisions for employee benefits	184,859	166,298	150,334
Allowance for doubtful accounts	14,603	31,838	27,226
Sales of credit rights		(1,039,966)
Indemnity	(726,000)
Recovering tax credits	(338,040)
Other	(6,371)	(36,448)	(308,572)
Adjustments to reconcile profit (loss)	5,225,181	4,854,974	4,109,591
Changes in:
Trade receivables	(172,743)	(252,079)	(8,427)
Inventories	(8,784)	(40,224)	6,690
Recoverable taxes	(49,262)	(227,248)	247,628
Income tax and other tax	(589,850)	(110,944)	(143,659)
Related parties, net	(54,871)	(1,215)	13,066
Trade payables	381,849	174,248	(138,690)
Employee benefits	(160,740)	(121,540)	(127,487)
Provision for legal proceedings	(132,215)	(79,206)	(56,145)
Other financial assets	40,106	90,966	(55,000)
Judicial deposits	(76,017)	(32,224)	(29,614)
Discontinued operation			70,087
Cash received on sale of credit rights	1,340,000
Post-employment benefits	(34,904)	(30,617)	(30,262)
Concessions payable	(105,848)	(111,922)	(107,729)
Other assets and liabilities, net	(223,974)	(24,868)	(114,661)
Changes in assets and liabilities	152,747	(766,873)	(474,203)
Net cash generated by operating activities	5,377,928	4,088,101	3,635,388
Cash flows from investing activities
Capital contribution in associates	(7,517)	(15,320)	(22,802)
Non-controlling interest acquisition			(54,122)
Acquisition of subsidiary, net of cash acquired	(135,648)	(116,514)
Marketable securities, net	(148,306)	(2,331,232)	(626,279)
Restricted cash, net	111,672	(24,635)	59,162
Dividends received from associates	15,327	13,929	12,229
Dividends received from joint ventures	1,292,127	1,346,460	1,230,367
Acquisition of property, plant and equipment, intangible assets, investments and contract asset	(2,628,241)	(2,457,458)	(2,190,505)
Put option exercised paid			(186,052)
Other receivables from related parties			11,338
Discontinued operation			(13,934)
Net cash from sale of discontinued operations		(689)	1,053,768
Cash received on sale of fixed assets, and intangible assets	1,817	8,097	(189)
Net cash used in investing activities	(1,498,769)	(3,577,362)	(727,019)
Cash flows from financing activities
Loans, borrowings and debentures raised	3,761,058	6,248,712	7,527,792
Repayment of principal on loans, borrowings and debentures	(5,342,670)	(3,839,633)	(7,203,109)
Payment of interest on loans, borrowings and debentures	(1,465,666)	(1,602,034)	(1,449,181)
Payment of financial instruments derivatives	(1,097,220)	(588,144)	(1,365,065)
Receipt of financial instruments derivatives	1,384,506	313,443	991,457
Payment of principal on financing leases	(384,752)	(348,114)	(413,267)
Payment of interest on financing leases	(150,799)	(283,430)	(330,452)
Repayments of advance of real estate credits	(91,842)	(129,503)	(128,932)
Proceeds from issuing shares		2,030,212	1,979,174
Payments to redeem entity's shares	(607,932)	(780,931)
Non-controlling interest subscription	4,163	20,375	28,764
Acquisition of non-controlling interests	(268,322)	(554,045)
Dividends paid	(871,480)	(1,089,840)	(1,440,544)
Discontinued operation			(53,272)
Share options exercised	24,548	37,184	37,327
Net cash used in financing activities	(5,106,408)	(565,748)	(1,819,308)
(Decrease) increase in cash and cash equivalents	(1,227,249)	(55,009)	1,089,061
Cash and cash equivalents at beginning of year	4,555,177	4,499,588	3,505,824
Effect of exchange rate Fluctuations on cash held	293,870	110,598	(95,297)
Cash and cash equivalents at end of year	3,621,798	4,555,177	4,499,588
Income tax paid	R$ 315,278	R$ 90,099	R$ 83,376